Fair Value Measurements - Summary of Significant Inputs to Monte Carlo Simulation for Fair Value of Earnout Liability (Details) - Level 3 Earnout Liability	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Stock Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Sale of stock price per share	$ 4.94	$ 3.73
Risk-free Rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding measurement input	4	4.1
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding measurement input	65	70
Term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding term	3 years 10 months 24 days	4 years 4 months 24 days